Related Parties (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 19, 2019	Jul. 31, 2020	Jun. 30, 2019	Mar. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Induced conversion of preferred stock					$ 17,284
Amount borrowed	$ 3,000
Warrants to purchase	403,101
Series B Redeemable Convertible Preferred Stock
Related Party Transaction [Line Items]
Warrants to purchase						70,408
Series B Redeemable Convertible Preferred Stock | Convertible Debt
Related Party Transaction [Line Items]
Aggregate original principal balance						$ 16,600
Accrued interest						$ 641
Debt conversion, converted instrument, shares issued						1,173,473
Existing agreement
Related Party Transaction [Line Items]
Acquisition deferral agreement							$ 931
Quarterly payment, deferred acquisition amount				$ 232
Amended agreement
Related Party Transaction [Line Items]
Minimum monthly payment, deferred acquisition amount			$ 100
Merger Agreement
Related Party Transaction [Line Items]
Induced conversion of preferred stock		$ 17,284
CEO
Related Party Transaction [Line Items]
Related party transaction, purchases from related party					2,873
CEO | Convertible Debt
Related Party Transaction [Line Items]
Aggregate original principal balance						$ 1,000
CEO | Merger Agreement
Related Party Transaction [Line Items]
Cash contribution by related party to other shareholders		$ 3,214
Number of shares contributed by related party to other shareholders		950,000
Capital contribution from shareholder inducement to convert preferred stock to common stock		$ 17,284
Investor | Series B Redeemable Convertible Preferred Stock
Related Party Transaction [Line Items]
Debt conversion, converted instrument, shares issued						354,268
Warrants to purchase						21,256,000
Immediate family member of the companys CEO
Related Party Transaction [Line Items]
Debt conversion, converted instrument, shares issued							21,256
Warrants to purchase							2,042
Related party transaction, purchases from related party						$ 862
Due to related parties					$ 0	$ 2,693
Stock and warrants issued during Period, value, preferred stock and warrants							$ 500